Subsequent Event (Details) - 2019 incentive plan - shares	Mar. 31, 2026	Sep. 30, 2019
Subsequent Event
Number of ordinary shares		137,186,000
Subsequent Event
Subsequent Event
Number of ordinary shares	296,556,000